SUPPLEMENT DATED APRIL 12, 2021

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2020, AS SUPPLEMENTED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund (the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2020, as supplemented to date, and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Change

To reflect that Steven Gorham no longer serves as a portfolio manager of the Fund, the Massachusetts Financial Services Company’s (d/b/a MFS Investment Management) portion of the table following the “Subadvisers and Portfolio Managers” heading in the Summary Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Massachusetts Financial Services Company, d/b/a MFS Investment Management

Nevin Chitkara	Investment Officer and Portfolio Manager	Since Inception (November 2018)

Katherine Cannan	Investment Officer and Equity Analyst	Since January 2020

Subadviser Name Change

Effective immediately, the reference to “Levin Easterly Partners LLC” in the table following the “Subadvisers and Portfolio Managers” heading in the Summary Prospectus, is replaced with “Easterly Investment Partners LLC.”

Please retain this supplement for future reference.